EMPLOYEE BENEFIT PLANS - Narrative (Details) - Foreign Plan [Member] - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Pension Plan, Latin America and Europe
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Net settlement costs			$ 900
Pension Plan, Europe
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Net settlement costs			$ 3,200
Latin America
Defined Benefit Plan, Plan Assets, Allocation [Line Items]
Net settlement costs	$ 100	$ (600)